Employee compensation and benefits - Average number of persons employed by HSBC during the year by geographical region (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Average number of employees	247,055	242,850	244,788
Europe
Disclosure of geographical areas [line items]
Average number of employees	66,392	67,007	70,301
Asia
Disclosure of geographical areas [line items]
Average number of employees	133,624	127,992	125,004
Middle East and North Africa
Disclosure of geographical areas [line items]
Average number of employees	9,798	9,798	10,408
North America
Disclosure of geographical areas [line items]
Average number of employees	16,615	17,350	18,610
Latin America
Disclosure of geographical areas [line items]
Average number of employees	20,626	20,703	20,465